Annual Total Returns- SmartRetirement Blend 2060 Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend 2060 Fund - Class I	2017	2018	2019	2020
Total	20.14%	(8.16%)	24.40%	12.82%